Business Combinations (Tables)	9 Months Ended
Sep. 30, 2017
Mapi Group [Member]
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
 The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

July 27,
2017
(in thousands)
Cash	$18,634
Property, plant and equipment	3,196
Goodwill*	129,072
Intangible assets**	30,637
Accounts receivable	14,167
Unbilled revenue	11,818
Prepayments and other current assets	4,458
Other receivables	2,379
Income taxes receivable	2,799
Accounts payable	(3,184)
Payments on account	(28,851)
Other liabilities	(28,814)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(1,966)

Net assets acquired	$153,284

Cash outflows	$144,131
Assessment of valuation of contingent consideration at acquisition	$9,153
Total consideration	$153,284

*Goodwill represents the acquisition of an established workforce with experience in late phase commercialization, analytics, real world evidence generation and strategic regulatory services in clinical trial services for biologics, drugs and devices.
**The Company has made an initial estimate of separate intangible assets acquired of $30.6 million, being customer relationships and order book assets.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

Clinical Research Management Inc.
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The table following summarizes the fair values of the assets acquired and liabilities assumed:

September 15,
2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	35,969
Customer lists	4,012
Order backlog	1,668
Brand	1,409
Accounts receivable	11,431
Unbilled revenue	3,868
Prepayments and other current assets	1,673
Accounts payable	(165)
Other liabilities	(5,569)
Non-current other liabilities	(7)

Net assets acquired	$58,396

Cash outflows (including other liabilities assumed of $9.2 million)	$52,396
Assessment of valuation of contingent consideration at acquisition	6,000
Total consideration	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.

PMG
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The table following summarizes the fair values of the assets acquired and liabilities assumed:

December 4,
2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	48,728
Customer lists	6,938
Order backlog	2,948
Accounts receivable	11,597
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(3,456)
Non-current deferred tax liability	(3,106)

Net assets acquired	65,354

Cash consideration	53,681
Other liabilities assumed	10,060
Working capital adjustment	1,613
Total cash outflows	65,354

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. In finalizing the goodwill on acquisition of PMG in the twelve month period from acquisition, fair value adjustments of $7.7 million were made to deferred tax liabilities ($3.1 million), accounts receivable acquired ($1.4 million), other liabilities ($1.2 million) and the value of the customer list and order backlog assets acquired ($0.4 million).  Additional consideration of $1.6 million was provided on completion of the contractual working capital process.

MediMedia Pharma Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The table following summarizes the fair values of the assets acquired and liabilities assumed on acquisition:

February 27,
2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable	5,240
Unbilled Revenue	4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)

Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002

*Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.  Goodwill related to the US portion of the business is tax deductible.
** Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.